Share-based Payments	12 Months Ended
Jun. 30, 2018
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments
Share-based Payments
The Group maintains four share-based employee compensation plans: the 2015 Share Incentive Plan (“2015 Plan”); the 2014 Restricted Share Unit Plan (“2014 Plan”); the Atlassian Corporation Plc 2013 U.S. Share Option Plan (“2013 U.S. Option Plan”); and the Atlassian UK Employee Share Option Plan (together with the 2013 U.S. Option Plan, the “Option Plans”). In October 2015, the Board of Directors approved the 2015 Plan, and in November 2015, our shareholders adopted the 2015 Plan, effective on our IPO, which serves as the successor to the 2014 Plan and the Option Plans and provides for the issuance of incentive and nonstatutory share options, share appreciation rights, restricted share awards, RSUs, unrestricted share awards, cash-based awards, performance share awards, performance-based awards to covered employees, and dividend equivalent rights to qualified employees, directors and consultants. Under the 2015 Plan, a total of 20.7 million Class A ordinary shares were initially reserved for the issuance of awards, subject to automatic annual increases.
RSU grants generally vest 25% on the one year anniversary and 1/12th of the remaining RSUs vest over the remaining three years, on a quarterly basis thereafter. Individuals must continue to provide services to a Group entity in order to vest.
Prior to our IPO, RSUs issued under the 2014 Plan required the satisfaction of a time-based service condition as well as a liquidity condition, defined as a sale or listing of the Company. The liquidity condition was satisfied upon our IPO. Following our IPO, participants of the 2015 Plan and 2014 Plan must only continue to provide services to a Group entity over the time-based service period to be entitled to the Class A ordinary shares underlying the RSUs. Although no future awards will be granted under the 2014 Plan, it will continue to govern outstanding awards granted thereunder.
The Option Plans allowed for the issuance of options to purchase restricted shares. Effective upon our IPO, all restricted shares automatically converted to Class A ordinary shares and under the Option Plans, the shares underlying the options converted to Class A ordinary shares. Although no future awards will be granted under the Option Plans, they will continue to govern outstanding awards granted thereunder.
Under the Option Plans, share options have a contractual life of seven to ten years and typically follow a standard vesting schedule over a 4 year period: 25% vest on the one year anniversary and 1/48th monthly vesting for the 36 months thereafter. Individuals must continue to provide services to a Group entity in order to vest. Upon termination, all unvested options are forfeited and vested options must generally be exercised within three months.
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of July 1, 2016	17,529,216	9,311,825	$2.04	12,204,353
Increase in shares authorized:
2015 Plan	10,817,923	—	—	—
RSUs granted	(5,938,291)	—	—	5,938,291
RSUs canceled	1,214,176	—	—	(1,214,176)
RSUs settled	—	—	—	(4,510,995)
Replacement share options granted	(980,573)	980,573	0.72	—
Share options exercised	—	(5,487,334)	1.64	—
Share options canceled	162,403	(162,403)	2.70	—
Equity awards granted in relation to business combination	(1,225,691)	—	—	—
Repurchase of early exercised options	18,750	—	—	—
Balance as of June 30, 2017	21,597,913	4,642,661	$2.21	12,417,473
Increase in shares authorized:
2015 Plan	11,423,916	—	—	—
RSUs granted	(4,390,298)	—	—	4,390,298
RSUs canceled	1,951,289	—	—	(1,951,289)
RSUs settled	—	—	—	(5,253,809)
Share options exercised	—	(1,902,084)	1.93	—
Share options canceled	17,395	(17,395)	1.45	—
Balance as of June 30, 2018	30,600,215	2,723,182	2.41	9,602,673
Share options vested and exercisable as of June 30, 2017	—	3,074,737	$2.31
Share options vested and exercisable as of June 30, 2018	—	1,983,464	$2.50

The 2014 Plan and the Option Plans were terminated in connection with our IPO, and accordingly, no shares are available for issuance under these plans.
The weighted-average remaining contractual life for options outstanding as of June 30, 2018 and June 30, 2017 was 4.1 years and 4.7 years, respectively.
Options exercisable as of June 30, 2018 and June 30, 2017, had a weighted-average remaining contractual life of approximately 3.3 years and 3.6 years, respectively.
The following table summarizes information about share options outstanding as of June 30, 2018:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32
The following table summarizes information about share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.42 - 0.66	947,459	$0.61	354,112	$0.60	3.07
$1.14 - 1.59	405,667	1.36	260,611	1.47	2.72
$1.92 - 2.16	340,783	2.05	340,783	2.05	2.38
$2.40 - 2.92	1,310,942	2.46	1,302,133	2.45	2.86
$3.18	1,637,810	3.18	817,098	3.18	5.41
	4,642,661	$2.21	3,074,737	$2.31	3.50

Class B ordinary share option activity was as follows:

	Shares Available for Grant	Outstanding Share Options	Weighted- Average Exercise Price
Balance as of July 1, 2016	—	1,434,858	$0.56
Exercised	—	(914,587)	$0.55
Balance as of June 30, 2017	—	520,271	$0.63
Exercised	—	(520,271)	$0.61
Balance as of June 30, 2018	—	—	$—

There were no Class B ordinary share options available for exercise as of June 30, 2018. Class B ordinary share options exercisable as of June 30, 2017 had a weighted-average remaining contractual life of approximately 0.9 years. Class B ordinary share options are denominated in Australian dollars.
The following table summarizes information about the Class B ordinary share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.63	520,271	$0.63	520,271	$0.63	0.92

All share-based payments are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the four-year vesting period of the award).
Prior to the IPO, the Group enlisted the assistance of a third-party valuation firm in order to perform the valuation of RSUs using assumptions provided by management. As discussed above, prior to the effectiveness of the IPO, the Group’s RSUs contained a non-time based vesting condition. Pursuant to IFRS 2, Share-based payment, the fair value of RSUs granted prior to the IPO were reduced to reflect the impact of this non-time based vesting condition.
The weighted-average grant date fair value of the RSUs issued during the fiscal years ended June 30, 2018 and 2017 was $41.70 per share and $29.16 per share, respectively.
There were no share options granted during the fiscal year ended June 30, 2018. The Company granted 980,573 replacement share options exercisable for Class A ordinary shares with a weighted-average exercise price of $0.72 per share in connection with the Group’s acquisition of Trello during the fiscal year ended June 30, 2017. The fair value of the share option grants were estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions and fair value per share:

	Fiscal Year Ended June 30,
	2018	2017	2016
Fair value of underlying shares	n/a	$28.16	n/a
Exercise price	n/a	$0.59 - 1.14	n/a
Expected volatility	n/a	41%	n/a
Expected term (in years)	n/a	4.5 - 6.0	n/a
Risk-free interest rate	n/a	1.9%	n/a
Dividend yield	n/a	—%	n/a
Weighted-average fair value per share option	n/a	$27.51	n/a

The exercise price of share options is established on the grant date and is determined by the board of directors. The Company refers to the closing stock price on the grant date to determine the fair value of Class A ordinary shares underlying share options. The Company estimates expected future volatility based on the historical volatility of the Company’s stock price. The estimated term for share options was based on the vesting terms and contractual lives of the options as well as expectations around employee vesting behavior. The risk-free interest rate is based on the rate for a U.S. government security with the same estimated life at the time of the option grant.
As of June 30, 2018, the Group had an aggregate of $133.2 million of future period share-based payment expense related to all equity awards outstanding, net of estimated forfeitures, to be amortized over a weighted-average period of 1.4 years.
Early exercises of share options
As of June 30, 2018 and 2017, outstanding shares included 827,871 and 1,214,689 shares, respectively, that are subject to repurchase as they were early exercised and unvested. The Company retains the right to repurchase, at the original exercise price, any unvested (but issued) shares during the repurchase period following employee termination. These amounts have been recorded on the consolidated statements of financial position as a liability as of June 30, 2018 and 2017. Amounts reclassified into contributed equity during the fiscal years ended June 30, 2018 and 2017 as a result of the vesting of the early exercised shares was $0.1 million and $0.4 million, respectively.